PORTFOLIO OF INVESTMENTS – as of October 31, 2022 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)

Common Stocks – 54.0% of Net Assets

	Aerospace & Defense – 1.1%
240	AAR Corp.(a)	$10,637
50	Axon Enterprise, Inc.(a)	7,272
533	Boeing Co. (The)(a)	75,958
46	L3Harris Technologies, Inc.	11,337
33	Lockheed Martin Corp.	16,060
73	Moog, Inc., Class A	6,187
9	Northrop Grumman Corp.	4,941
123	Raytheon Technologies Corp.	11,663

		144,055

	Air Freight & Logistics – 0.4%
323	Expeditors International of Washington, Inc.	31,606
15	FedEx Corp.	2,404
89	GXO Logistics, Inc.(a)	3,252
63	United Parcel Service, Inc., Class B	10,569

		47,831

	Airlines – 0.2%
236	Alaska Air Group, Inc.(a)	10,493
222	Delta Air Lines, Inc.(a)	7,532
723	JetBlue Airways Corp.(a)	5,813

		23,838

	Auto Components – 0.4%
38	Aptiv PLC(a)	3,460
726	BorgWarner, Inc.	27,247
480	Dana, Inc.	7,661
85	Dorman Products, Inc.(a)	6,938
69	Visteon Corp.(a)	9,002

		54,308

	Automobiles – 0.9%
1,062	General Motors Co.	41,683
309	Tesla, Inc.(a)	70,310
68	Thor Industries, Inc.	5,540

		117,533

	Banks – 2.8%
300	Ameris Bancorp	15,453
924	Bank of America Corp.	33,301
338	Cadence Bank	9,346
947	Citigroup, Inc.	43,429
122	Citizens Financial Group, Inc.	4,990
51	First Republic Bank	6,125
1,666	FNB Corp.	24,074
1,131	Fulton Financial Corp.	20,618
500	Huntington Bancshares, Inc.	7,590
304	International Bancshares Corp.	15,078

Shares	Description	Value (†)

Common Stocks – continued

	Banks – continued
167	JPMorgan Chase & Co.	$21,022
196	KeyCorp	3,503
104	PNC Financial Services Group, Inc. (The)	16,830
169	Regions Financial Corp.	3,710
367	Truist Financial Corp.	16,438
471	Trustmark Corp.	17,224
198	U.S. Bancorp	8,405
286	Webster Financial Corp.	15,518
1,130	Wells Fargo & Co.	51,969
131	Wintrust Financial Corp.	12,264

		346,887

	Beverages – 1.2%
60	Boston Beer Co., Inc. (The), Class A(a)	22,397
289	Coca-Cola Co. (The)	17,297
174	Keurig Dr Pepper, Inc.	6,758
869	Monster Beverage Corp.(a)	81,443
118	PepsiCo, Inc.	21,426

		149,321

	Biotechnology – 1.9%
98	AbbVie, Inc.	14,347
279	Alnylam Pharmaceuticals, Inc.(a)	57,826
47	Amgen, Inc.	12,706
163	Arrowhead Pharmaceuticals, Inc.(a)	5,674
37	Biogen, Inc.(a)	10,487
201	BioMarin Pharmaceutical, Inc.(a)	17,413
315	CRISPR Therapeutics AG(a)	16,487
141	Gilead Sciences, Inc.	11,063
206	Halozyme Therapeutics, Inc.(a)	9,849
69	Incyte Corp.(a)	5,130
89	Neurocrine Biosciences, Inc.(a)	10,246
75	Regeneron Pharmaceuticals, Inc.(a)	56,156
27	United Therapeutics Corp.(a)	6,224
11	Vertex Pharmaceuticals, Inc.(a)	3,432

		237,040

	Building Products – 0.7%
130	Builders FirstSource, Inc.(a)	8,016
49	Carlisle Cos., Inc.	11,701
95	Carrier Global Corp.	3,777
314	Fortune Brands Home & Security, Inc.	18,940
37	Lennox International, Inc.	8,642
479	Masco Corp.	22,163
119	Owens Corning	10,188
95	Trex Co., Inc.(a)	4,569

		87,996

	Capital Markets – 3.1%
19	Ameriprise Financial, Inc.	5,873
704	Bank of New York Mellon Corp. (The)	29,645

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – continued
11	BlackRock, Inc.	$7,105
39	Cboe Global Markets, Inc.	4,855
463	Charles Schwab Corp. (The)	36,887
64	CME Group, Inc.	11,091
77	FactSet Research Systems, Inc.	32,763
107	Goldman Sachs Group, Inc. (The)	36,863
405	Intercontinental Exchange, Inc.	38,706
241	Janus Henderson Group PLC	5,488
1,076	KKR & Co., Inc.	52,326
13	MarketAxess Holdings, Inc.	3,173
22	Moody’s Corp.	5,827
56	Morgan Stanley	4,602
63	MSCI, Inc.	29,538
31	Northern Trust Corp.	2,615
20	S&P Global, Inc.	6,425
481	SEI Investments Co.	26,118
589	State Street Corp.	43,586
47	Virtus Investment Partners, Inc.	8,060

		391,546

	Chemicals – 0.5%
41	Air Products & Chemicals, Inc.	10,266
45	DuPont de Nemours, Inc.	2,574
138	HB Fuller Co.	9,620
94	Innospec, Inc.	9,399
56	Linde PLC	16,652
181	Livent Corp.(a)	5,714
110	Minerals Technologies, Inc.	6,051
64	Stepan Co.	6,684

		66,960

	Commercial Services & Supplies – 0.2%
67	MSA Safety, Inc.	8,994
80	Tetra Tech, Inc.	11,303
140	Viad Corp.(a)	5,219
24	Waste Management, Inc.	3,801

		29,317

	Communications Equipment – 0.1%
160	Ciena Corp.(a)	7,664
26	F5, Inc.(a)	3,716
88	Lumentum Holdings, Inc.(a)	6,551

		17,931

	Construction & Engineering – 0.2%
273	AECOM	20,551

	Construction Materials – 0.2%
26	Martin Marietta Materials, Inc.	8,736
62	Vulcan Materials Co.	10,149

		18,885

Shares	Description	Value (†)

Common Stocks – continued

	Consumer Finance – 0.9%
1,492	Ally Financial, Inc.	$41,119
200	American Express Co.	29,690
392	Capital One Financial Corp.	41,560

		112,369

	Containers & Packaging – 0.1%
32	Ball Corp.	1,580
219	Sonoco Products Co.	13,596

		15,176

	Distributors – 0.1%
46	Genuine Parts Co.	8,182

	Diversified Consumer Services – 0.1%
79	Grand Canyon Education, Inc.(a)	7,950
172	Service Corp. International	10,425

		18,375

	Diversified Telecommunication Services – 0.4%
641	AT&T, Inc.	11,686
183	Iridium Communications, Inc.(a)	9,430
206	Lumen Technologies, Inc.	1,516
766	Verizon Communications, Inc.	28,625

		51,257

	Electric Utilities – 0.3%
180	American Electric Power Co., Inc.	15,826
222	Eversource Energy	16,934
89	IDACORP, Inc.	9,318

		42,078

	Electrical Equipment – 0.5%
95	Eaton Corp. PLC	14,257
126	Emerson Electric Co.	10,912
64	Hubbell, Inc.	15,199
74	Regal Rexnord Corp.	9,364
21	Rockwell Automation, Inc.	5,361
193	Sunrun, Inc.(a)	4,344

		59,437

	Electronic Equipment, Instruments & Components – 0.7%
136	Advanced Energy Industries, Inc.	10,696
95	Amphenol Corp., Class A	7,204
274	Avnet, Inc.	11,012
182	Cognex Corp.	8,414
6	Coherent Corp.(a)	202
60	Corning, Inc.	1,930
35	Keysight Technologies, Inc.(a)	6,095
36	Littelfuse, Inc.	7,929
98	Mobileye Global, Inc., Class A(a)	2,585
164	TE Connectivity Ltd.	20,046
14	Teledyne Technologies, Inc.(a)	5,572

		81,685

Shares	Description	Value (†)

Common Stocks – continued

	Energy Equipment & Services – 0.2%
873	Archrock, Inc.	$6,556
147	Baker Hughes Co.	4,066
375	ChampionX Corp.	10,733
126	Schlumberger NV	6,556

		27,911

	Entertainment – 2.3%
188	Activision Blizzard, Inc.	13,687
82	Electronic Arts, Inc.	10,329
364	Netflix, Inc.(a)	106,244
211	Take-Two Interactive Software, Inc.(a)	24,999
900	Walt Disney Co. (The)(a)	95,886
2,426	Warner Bros. Discovery, Inc.(a)	31,538

		282,683

	Food & Staples Retailing – 0.5%
139	BJ’s Wholesale Club Holdings, Inc.(a)	10,759
29	Costco Wholesale Corp.	14,543
77	Kroger Co. (The)	3,641
242	SpartanNash Co.	8,642
328	Sprouts Farmers Market, Inc.(a)	9,676
102	Walgreens Boots Alliance, Inc.	3,723
126	Walmart, Inc.	17,934

		68,918

	Food Products – 1.0%
230	Campbell Soup Co.	12,169
196	Conagra Brands, Inc.	7,193
128	Darling Ingredients, Inc.(a)	10,046
184	General Mills, Inc.	15,011
34	Hershey Co. (The)	8,118
199	Hormel Foods Corp.	9,244
94	Ingredion, Inc.	8,377
62	J.M. Smucker Co. (The)	9,341
181	Kellogg Co.	13,904
130	Kraft Heinz Co. (The)	5,001
115	McCormick & Co., Inc.	9,044
242	Mondelez International, Inc., Class A	14,878

		122,326

	Gas Utilities – 0.2%
301	New Jersey Resources Corp.	13,437
107	ONE Gas, Inc.	8,290

		21,727

	Health Care Equipment & Supplies – 0.9%
118	Abbott Laboratories	11,675

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Equipment & Supplies – continued
84	Baxter International, Inc.	$4,565
36	Becton Dickinson & Co.	8,495
12	Cooper Cos., Inc. (The)	3,281
21	Edwards Lifesciences Corp.(a)	1,521
94	Globus Medical, Inc., Class A(a)	6,298
77	Haemonetics Corp.(a)	6,541
85	Intuitive Surgical, Inc.(a)	20,950
223	LeMaitre Vascular, Inc.	9,678
142	Medtronic PLC	12,402
50	Penumbra, Inc.(a)	8,574
28	Shockwave Medical, Inc.(a)	8,208
71	STAAR Surgical Co.(a)	5,032
9	Teleflex, Inc.	1,931

		109,151

	Health Care Providers & Services – 1.3%
137	Acadia Healthcare Co., Inc.(a)	11,138
64	Centene Corp.(a)	5,448
22	Chemed Corp.	10,271
23	Cigna Corp.	7,430
117	CVS Health Corp.	11,080
24	Elevance Health, Inc.	13,123
86	Encompass Health Corp.	4,682
164	HCA Healthcare, Inc.	35,665
74	Henry Schein, Inc.(a)	5,066
19	Humana, Inc.	10,604
21	Laboratory Corp. of America Holdings	4,659
238	Select Medical Holdings Corp.	6,112
126	Tenet Healthcare Corp.(a)	5,589
58	UnitedHealth Group, Inc.	32,199

		163,066

	Health Care Technology – 0.5%
1,027	Doximity, Inc., Class A(a)	27,185
178	Veeva Systems, Inc., Class A(a)	29,893

		57,078

	Hotels, Restaurants & Leisure – 1.7%
31	Booking Holdings, Inc.(a)	57,954
3	Chipotle Mexican Grill, Inc.(a)	4,495
106	Hilton Worldwide Holdings, Inc.	14,338
79	Jack in the Box, Inc.	6,970
99	Marriott Vacations Worldwide Corp.	14,628
77	McDonald’s Corp.	20,995
511	Starbucks Corp.	44,247
234	Travel & Leisure Co.	8,887
520	Yum China Holdings, Inc.	21,502
210	Yum! Brands, Inc.	24,833

		218,849

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 0.4%
46	DR Horton, Inc.	$3,536
273	KB Home	7,868
106	Meritage Homes Corp.(a)	8,073
632	PulteGroup, Inc.	25,274
365	Taylor Morrison Home Corp.(a)	9,614

		54,365

	Household Products – 0.5%
182	Church & Dwight Co., Inc.	13,492
83	Colgate-Palmolive Co.	6,129
275	Procter & Gamble Co. (The)	37,034

		56,655

	Independent Power & Renewable Electricity Producers – 0.1%
453	AES Corp. (The)	11,850

	Industrial Conglomerates – 0.4%
124	3M Co.	15,598
150	General Electric Co.	11,672
125	Honeywell International, Inc.	25,502

		52,772

	Insurance – 1.6%
32	Allstate Corp. (The)	4,040
405	American International Group, Inc.	23,085
34	Assurant, Inc.	4,619
48	Chubb Ltd.	10,315
156	First American Financial Corp.	7,862
95	Hanover Insurance Group, Inc. (The)	13,917
107	Hartford Financial Services Group, Inc. (The)	7,748
45	Marsh & McLennan Cos., Inc.	7,267
80	Prudential Financial, Inc.	8,415
246	Reinsurance Group of America, Inc.	36,204
142	Selective Insurance Group, Inc.	13,927
90	Travelers Cos., Inc. (The)	16,601
190	Willis Towers Watson PLC	41,460

		195,460

	Interactive Media & Services – 2.4%
673	Alphabet, Inc., Class A(a)	63,605
1,263	Alphabet, Inc., Class C(a)	119,556
764	Meta Platforms, Inc., Class A(a)	71,174
1,448	Pinterest, Inc., Class A(a)	35,621
268	Yelp, Inc.(a)	10,294

		300,250

	Internet & Direct Marketing Retail – 1.8%
253	Alibaba Group Holding Ltd., Sponsored ADR(a)	16,086
1,552	Amazon.com, Inc.(a)	158,987
665	eBay, Inc.	26,493
201	Etsy, Inc.(a)	18,876

		220,442

Shares	Description	Value (†)

Common Stocks – continued

	IT Services – 2.8%
47	Accenture PLC, Class A	$13,343
46	Automatic Data Processing, Inc.	11,118
280	Block, Inc.(a)	16,820
153	Cognizant Technology Solutions Corp., Class A	9,524
61	Concentrix Corp.	7,456
348	Fiserv, Inc.(a)	35,754
93	Gartner, Inc.(a)	28,079
228	Global Payments, Inc.	26,051
46	International Business Machines Corp.	6,361
23	Jack Henry & Associates, Inc.	4,578
50	Mastercard, Inc., Class A	16,409
27	Paychex, Inc.	3,194
391	PayPal Holdings, Inc.(a)	32,680
65	Perficient, Inc.(a)	4,353
504	Shopify, Inc., Class A(a)	17,252
15	VeriSign, Inc.(a)	3,007
490	Visa, Inc., Class A	101,508
47	WEX, Inc.(a)	7,715

		345,202

	Leisure Products – 0.1%
498	Mattel, Inc.(a)	9,442

	Life Sciences Tools & Services – 0.5%
32	Agilent Technologies, Inc.	4,427
15	Danaher Corp.	3,775
147	Illumina, Inc.(a)	33,636
53	Repligen Corp.(a)	9,672
11	Thermo Fisher Scientific, Inc.	5,654

		57,164

	Machinery – 1.4%
67	AGCO Corp.	8,319
36	Caterpillar, Inc.	7,793
29	Chart Industries, Inc.(a)	6,463
74	Cummins, Inc.	18,094
50	Deere & Co.	19,791
62	Dover Corp.	8,103
94	Fortive Corp.	6,007
20	Illinois Tool Works, Inc.	4,271
159	ITT, Inc.	12,146
120	Oshkosh Corp.	10,560
223	PACCAR, Inc.	21,593
132	Parker-Hannifin Corp.	38,362
151	Terex Corp.	6,121
133	Toro Co. (The)	14,022

		181,645

Shares	Description	Value (†)

Common Stocks – continued

	Media – 0.8%
8	Cable One, Inc.	$6,876
100	Charter Communications, Inc., Class A(a)	36,762
849	Comcast Corp., Class A	26,947
353	Interpublic Group of Cos., Inc. (The)	10,516
165	New York Times Co. (The), Class A	4,778
95	Omnicom Group, Inc.	6,911
71	Paramount Global, Class B	1,301

		94,091

	Metals & Mining – 0.4%
104	Alcoa Corp.	4,059
291	Cleveland-Cliffs, Inc.(a)	3,780
215	Commercial Metals Co.	9,783
66	Newmont Corp.	2,793
17	Nucor Corp.	2,233
64	Reliance Steel & Aluminum Co.	12,895
157	Steel Dynamics, Inc.	14,766

		50,309

	Multi-Utilities – 0.1%
117	Consolidated Edison, Inc.	10,291
45	DTE Energy Co.	5,045
30	WEC Energy Group, Inc.	2,740

		18,076

	Multiline Retail – 0.1%
136	Kohl’s Corp.	4,073
330	Macy’s, Inc.	6,881
44	Target Corp.	7,227

		18,181

	Oil, Gas & Consumable Fuels – 2.7%
739	Antero Midstream Corp.	7,870
1,064	APA Corp.	48,370
179	Chevron Corp.	32,381
519	CNX Resources Corp.(a)	8,724
377	ConocoPhillips	47,536
70	Diamondback Energy, Inc.	10,998
423	EOG Resources, Inc.	57,748
270	EQT Corp.	11,297
361	Exxon Mobil Corp.	40,002
159	HF Sinclair Corp.	9,726
551	Kinder Morgan, Inc.	9,984
178	Marathon Oil Corp.	5,420
42	Occidental Petroleum Corp.	3,049
99	ONEOK, Inc.	5,873
50	Phillips 66	5,215
17	Pioneer Natural Resources Co.	4,359
257	Range Resources Corp.	7,319
988	Southwestern Energy Co.(a)	6,847
41	Valero Energy Corp.	5,148
199	Williams Cos., Inc. (The)	6,513

		334,379

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – 2.0%
267	Bristol-Myers Squibb Co.	$20,684
37	Catalent, Inc.(a)	2,432
29	Eli Lilly & Co.	10,501
69	Jazz Pharmaceuticals PLC(a)	9,922
269	Johnson & Johnson	46,798
268	Merck & Co., Inc.	27,122
537	Novartis AG, Sponsored ADR	43,567
198	Novo Nordisk A/S, Sponsored ADR	21,550
148	Perrigo Co. PLC	5,961
406	Pfizer, Inc.	18,899
802	Roche Holding AG, Sponsored ADR	33,155
80	Zoetis, Inc.	12,062

		252,653

	Professional Services – 0.4%
133	Equifax, Inc.	22,549
91	Exponent, Inc.	8,669
124	Korn Ferry	6,893
51	Leidos Holdings, Inc.	5,181
73	ManpowerGroup, Inc.	5,719

		49,011

	Real Estate Management & Development – 0.3%
431	CBRE Group, Inc., Class A(a)	30,575
62	Jones Lang LaSalle, Inc.(a)	9,864

		40,439

	REITs - Apartments – 0.2%
37	AvalonBay Communities, Inc.	6,479
55	Camden Property Trust	6,355
138	Equity Residential	8,697

		21,531

	REITs - Diversified – 0.2%
636	American Assets Trust, Inc.	17,477
18	American Tower Corp.	3,730
11	Crown Castle, Inc.	1,466
158	VICI Properties, Inc.	5,059
96	Weyerhaeuser Co.	2,969

		30,701

	REITs - Health Care – 0.1%
658	Physicians Realty Trust	9,909
53	Ventas, Inc.	2,074
25	Welltower, Inc.	1,526

		13,509

Shares	Description	Value (†)

Common Stocks – continued

	REITs - Hotels – 0.0%
161	Host Hotels & Resorts, Inc.	$3,040

	REITs - Mortgage – 0.1%
454	KKR Real Estate Finance Trust, Inc.	7,909

	REITs - Office Property – 0.4%
1,158	Brandywine Realty Trust	7,596
546	Corporate Office Properties Trust	14,551
367	Douglas Emmett, Inc.	6,456
498	Easterly Government Properties, Inc.	8,660
176	Kilroy Realty Corp.	7,522

		44,785

	REITs - Shopping Centers – 0.2%
901	Brixmor Property Group, Inc.	19,200

	REITs - Single Tenant – 0.1%
306	National Retail Properties, Inc.	12,861

	REITs - Warehouse/Industrials – 0.0%
33	ProLogis, Inc.	3,655

	Road & Rail – 0.4%
293	CSX Corp.	8,515
24	J.B. Hunt Transport Services, Inc.	4,106
48	Norfolk Southern Corp.	10,947
95	Ryder System, Inc.	7,648
566	Uber Technologies, Inc.(a)	15,039
32	Union Pacific Corp.	6,308

		52,563

	Semiconductors & Semiconductor Equipment – 1.8%
70	Advanced Micro Devices, Inc.(a)	4,204
107	Analog Devices, Inc.	15,260
22	Broadcom, Inc.	10,343
93	Cirrus Logic, Inc.(a)	6,242
58	First Solar, Inc.(a)	8,443
415	Intel Corp.	11,798
205	Lattice Semiconductor Corp.(a)	9,945
77	Micron Technology, Inc.	4,166
568	NVIDIA Corp.	76,663
50	Qorvo, Inc.(a)	4,304
331	QUALCOMM, Inc.	38,945
64	Silicon Laboratories, Inc.(a)	7,355
41	Synaptics, Inc.(a)	3,633
102	Texas Instruments, Inc.	16,384
53	Universal Display Corp.	5,047
93	Wolfspeed, Inc.(a)	7,324

		230,056

	Software – 4.2%
86	Adobe, Inc.(a)	27,391

Shares	Description	Value (†)

Common Stocks – continued

	Software – continued
34	ANSYS, Inc.(a)	$7,519
27	Aspen Technology, Inc.(a)	6,519
302	Autodesk, Inc.(a)	64,719
26	Cadence Design Systems, Inc.(a)	3,936
107	CommVault Systems, Inc.(a)	6,515
20	Fair Isaac Corp.(a)	9,577
13	Intuit, Inc.	5,558
463	Microsoft Corp.	107,476
100	NortonLifeLock, Inc.	2,253
1,393	Oracle Corp.	108,752
50	Paylocity Holding Corp.(a)	11,589
66	Qualys, Inc.(a)	9,409
26	Roper Technologies, Inc.	10,778
460	Salesforce, Inc.(a)	74,791
59	SPS Commerce, Inc.(a)	7,465
16	Synopsys, Inc.(a)	4,681
16	Tyler Technologies, Inc.(a)	5,173
356	Workday, Inc., Class A(a)	55,472

		529,573

	Specialty Retail – 0.6%
30	Asbury Automotive Group, Inc.(a)	4,733
21	Best Buy Co., Inc.	1,437
99	Boot Barn Holdings, Inc.(a)	5,623
89	Dick’s Sporting Goods, Inc.	10,125
61	Five Below, Inc.(a)	8,927
65	Home Depot, Inc. (The)	19,248
28	Lithia Motors, Inc.	5,548
155	TJX Cos., Inc. (The)	11,176
64	Williams-Sonoma, Inc.	7,925

		74,742

	Technology Hardware, Storage & Peripherals – 0.6%
474	Apple, Inc.	72,683
180	Hewlett Packard Enterprise Co.	2,569
124	HP, Inc.	3,425

		78,677

	Textiles, Apparel & Luxury Goods – 0.3%
56	Crocs, Inc.(a)	3,962
38	Deckers Outdoor Corp.(a)	13,297
102	NIKE, Inc., Class B	9,454
1,929	Under Armour, Inc., Class A(a)	14,371

		41,084

	Thrifts & Mortgage Finance – 0.1%
1,263	MGIC Investment Corp.	17,240

	Trading Companies & Distributors – 0.1%
63	GATX Corp.	6,597

Shares	Description	Value (†)

Common Stocks – continued

	Water Utilities – 0.2%
101	American States Water Co.	$9,137
39	American Water Works Co., Inc.	5,668
205	Essential Utilities, Inc.	9,065

		23,870

	Total Common Stocks (Identified Cost $7,243,959)	6,768,246

Principal Amount

Bonds and Notes – 7.9%

	Automotive – 0.1%
$ 10,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	9,202
4,000	Lear Corp., 4.250%, 5/15/2029	3,503
6,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	4,905

		17,610

	Banking – 1.2%
11,000	American Express Co., 3.700%, 8/03/2023	10,885
10,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	8,924
9,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,846
6,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	5,870
13,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	11,112
10,000	Citigroup, Inc., 4.600%, 3/09/2026	9,584
9,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	8,573
9,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,694
11,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,857
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	3,529
7,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	6,388
7,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	5,935
11,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	9,926
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,723
6,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	5,754
7,000	State Street Corp., 2.400%, 1/24/2030	5,716

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$ 7,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	$5,312
11,000	Truist Bank, 3.200%, 4/01/2024	10,685
10,000	Westpac Banking Corp., 2.350%, 2/19/2025	9,404

		149,717

	Brokerage – 0.1%
10,000	BlackRock, Inc., 2.400%, 4/30/2030	8,191
12,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	7,508

		15,699

	Building Materials – 0.1%
5,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	4,094
12,000	Owens Corning, 3.950%, 8/15/2029	10,530

		14,624

	Chemicals – 0.0%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	4,916

	Diversified Manufacturing – 0.1%
13,000	3M Co., 3.050%, 4/15/2030	11,125
6,000	Emerson Electric Co., 2.000%, 12/21/2028	4,998

		16,123

	Electric – 0.5%
9,000	Duke Energy Corp., 3.750%, 4/15/2024	8,830
15,000	Entergy Corp., 0.900%, 9/15/2025	13,138
8,000	Exelon Corp., 4.050%, 4/15/2030	7,177
12,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,525
4,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,504
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,182
13,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	12,157

		56,513

	Environmental – 0.1%
7,000	Republic Services, Inc., 1.450%, 2/15/2031	5,218
4,000	Waste Management, Inc., 2.950%, 6/01/2041	2,809

		8,027

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – 0.1%
$ 6,000	Ares Capital Corp., 3.250%, 7/15/2025	$5,413
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,146

		9,559

	Food & Beverage – 0.3%
11,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	9,551
9,000	General Mills, Inc., 4.000%, 4/17/2025	8,749
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,328
12,000	PepsiCo, Inc., 2.750%, 3/19/2030	10,367

		31,995

	Government Owned - No Guarantee – 0.2%
8,000	Equinor ASA, 3.625%, 4/06/2040	6,225
15,000	Federal National Mortgage Association, 6.625%, 11/15/2030	17,146

		23,371

	Health Insurance – 0.1%
10,000	Elevance Health, Inc., 4.101%, 3/01/2028	9,370
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,082

		17,452

	Healthcare – 0.3%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,615
8,000	Cigna Corp., 3.750%, 7/15/2023	7,917
5,000	CVS Health Corp., 4.300%, 3/25/2028	4,692
6,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	5,664
6,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	5,509
6,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	5,014

		33,411

	Integrated Energy – 0.2%
10,000	Exxon Mobil Corp., 2.992%, 3/19/2025	9,568
9,000	Shell International Finance BV, 6.375%, 12/15/2038	9,494

		19,062

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Life Insurance – 0.1%
$ 2,000	Athene Holding Ltd., 6.150%, 4/03/2030	$1,941
9,000	Manulife Financial Corp., 3.703%, 3/16/2032	7,670

		9,611

	Mortgage Related – 1.4%
42,946	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	35,192
27,447	FHLMC, 3.000%, with various maturities from 2049 to 2052(b)	23,362
25,235	FHLMC, 3.500%, 5/01/2052	22,223
1,959	FHLMC, 4.000%, 7/01/2052	1,783
28,071	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	22,203
26,140	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	21,507
29,131	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	24,933
21,985	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	19,386
557	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	510
650	FNMA, 4.500%, with various maturities in 2049(b)	619

		171,718

	Natural Gas – 0.1%
14,000	NiSource, Inc., 0.950%, 8/15/2025	12,397

	Pharmaceuticals – 0.2%
13,000	AbbVie, Inc., 3.600%, 5/14/2025	12,474
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,146
9,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	8,176
5,000	Viatris, Inc., 3.850%, 6/22/2040	3,116

		26,912

	Property & Casualty Insurance – 0.0%
4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	3,209

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Railroads – 0.1%
$ 13,000	CSX Corp., 2.600%, 11/01/2026	$11,785

	REITs - Apartments – 0.0%
6,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,883

	REITs - Health Care – 0.0%
6,000	Welltower, Inc., 2.800%, 6/01/2031	4,623

	REITs - Office Property – 0.2%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,469
6,000	Boston Properties LP, 2.750%, 10/01/2026	5,314
12,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	9,050

		23,833

	REITs - Single Tenant – 0.0%
4,000	Realty Income Corp., 3.400%, 1/15/2028	3,585
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,414

		4,999

	REITs - Warehouse/Industrials – 0.0%
7,000	Prologis LP, 1.250%, 10/15/2030	5,124

	Restaurants – 0.1%
10,000	Starbucks Corp., 2.250%, 3/12/2030	8,102

	Retailers – 0.2%
10,000	Amazon.com, Inc., 3.875%, 8/22/2037	8,502
12,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	9,701

		18,203

	Technology – 0.5%
9,000	Apple, Inc., 2.500%, 2/09/2025	8,585
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,387
9,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	7,421
8,000	Intel Corp., 2.450%, 11/15/2029	6,613
12,000	International Business Machines Corp., 4.000%, 6/20/2042	9,268

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$ 8,000	NVIDIA Corp., 2.850%, 4/01/2030	$6,807
10,000	Oracle Corp., 2.950%, 5/15/2025	9,401
15,000	QUALCOMM, Inc., 1.650%, 5/20/2032	11,265

		60,747

	Treasuries – 1.4%
19,000	U.S. Treasury Bond, 1.250%, 5/15/2050	9,790
11,000	U.S. Treasury Bond, 2.250%, 5/15/2041	7,931
11,000	U.S. Treasury Bond, 2.500%, 5/15/2046	7,849
27,000	U.S. Treasury Bond, 2.875%, 11/15/2046	20,768
29,000	U.S. Treasury Bond, 3.000%, 5/15/2045	22,875
16,000	U.S. Treasury Bond, 3.000%, 2/15/2048	12,634
18,000	U.S. Treasury Bond, 3.000%, 2/15/2049	14,362
44,000	U.S. Treasury Note, 0.375%, 11/30/2025	38,904
34,000	U.S. Treasury Note, 2.125%, 12/31/2022	33,895

		169,008

	Utility Other – 0.0%
6,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,444

	Wireless – 0.1%
10,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,414

	Wirelines – 0.1%
5,000	AT&T, Inc., 3.650%, 6/01/2051	3,326
11,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 4.005%, 5/15/2025(c)	10,992

		14,318

	Total Bonds and Notes (Identified Cost $1,141,427)	981,409

Shares

Exchange-Traded Funds – 6.9%
14,584	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,076,792)	866,289

Mutual Funds – 11.0%
43,191	WCM Focused Emerging Markets Fund, Institutional Class	496,262

Shares	Description	Value (†)

Mutual Funds – continued
47,468	WCM Focused International Growth Fund, Institutional Class	$874,829

	Total Mutual Funds (Identified Cost $1,884,115)	1,371,091

Affiliated Mutual Funds – 17.0%
44,827	Loomis Sayles Inflation Protected Securities Fund, Class N	431,680
31,970	Loomis Sayles Limited Term Government and Agency Fund, Class N	338,878
60,056	Mirova Global Green Bond Fund, Class N	494,264
90,012	Mirova International Sustainable Equity Fund, Class N	868,618

	Total Affiliated Mutual Funds (Identified Cost $2,641,320)	2,133,440

Principal Amount

Short-Term Investments – 2.8%
$ 353,881	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2022 at 1.100% to be repurchased at $353,892 on 11/01/2022 collateralized by $370,600 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $361,407 including accrued interest(d) (Identified Cost $353,881)	353,881

	Total Investments – 99.6% (Identified Cost $14,341,494)	12,474,356
	Other assets less liabilities – 0.4%	54,111

	Net Assets – 100.0%	$12,528,467

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2022 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the value of Rule 144A holdings amounted to $12,337 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$336,367	$223,642	$58,152	$(2,850)	$(67,327)	$431,680	44,827	$25,569
Loomis Sayles Limited Term Government and Agency Fund, Class N	275,060	131,999	50,172	(2,281)	(15,728)	338,878	31,970	3,332
Mirova Global Green Bond Fund, Class N	443,994	188,240	51,636	(9,608)	(76,726)	494,264	60,056	6,631
Mirova International Sustainable Equity Fund, Class N	850,681	348,382	79,295	(9,556)	(241,594)	868,618	90,012	—

	$1,906,102	$892,263	$239,255	$(24,295)	$(401,375)	$2,133,440	226,865	$35,532

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,768,246	$—	$—	$6,768,246
Bonds and Notes*	—	981,409	—	981,409
Exchange-Traded Funds	866,289	—	—	866,289
Mutual Funds	1,371,091	—	—	1,371,091
Affiliated Mutual Funds	2,133,440	—	—	2,133,440
Short-Term Investments	—	353,881	—	353,881

Total	$11,139,066	$1,335,290	$—	$12,474,356

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2022 (Unaudited)

Equity	78.8%
Fixed Income	18.0
Short-Term Investments	2.8

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%